Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
12 Months Ended
	Mar. 31, 2026 JPY (¥) Property	Mar. 31, 2025 JPY (¥) Property	Mar. 31, 2024 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	¥ 8,740	¥ 629	¥ 134
Write-downs of the assets held for sale, number of properties | Property
Write-downs due to decline in estimated future cash flows, amount	¥ 7,502	¥ 25,304	¥ 1,590
Write-downs due to decline in estimated future cash flows, number of properties | Property
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount			¥ 0
Write-downs due to decline in estimated future cash flows, amount			¥ 641
Write-downs due to decline in estimated future cash flows, number of properties | Property			2
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	¥ 28		¥ 0
Write-downs of the assets held for sale, number of properties | Property	1
Write-downs due to decline in estimated future cash flows, amount	¥ 668		¥ 547
Write-downs due to decline in estimated future cash flows, number of properties | Property	1		4
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	¥ 43	¥ 31	¥ 0
Write-downs of the assets held for sale, number of properties | Property	8	20	1
Write-downs due to decline in estimated future cash flows, amount	¥ 0	¥ 0	¥ 30
Write-downs due to decline in estimated future cash flows, number of properties | Property			22
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	¥ 8,669	¥ 598	¥ 134
Write-downs due to decline in estimated future cash flows, amount	¥ 6,834	¥ 25,304	¥ 372